Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 38	$ 41
Accounts receivable, net of allowance of $6 million as of December 31, 2015 and December 31, 2014		300	437
Derivative assets		308	498
Inventories		46	31
Margin deposits		1	27
Disposal Group, Including Discontinued Operation, Assets, Current		178	930
Other		22	23
Total current assets		893	1,987
Properties and equipment, net (successful efforts method of accounting)		6,522	3,395
Derivative assets		51	24
Disposal Group, Including Discontinued Operation, Assets, Noncurrent		894	3,464
Other noncurrent assets		33	26
Total assets		8,393	8,896
Current liabilities:
Accounts payable		278	638
Accrued Liabilities and Other Liabilities		302	145
Disposal Group, Including Discontinued Operation, Liabilities, Current		140	357
Deferred Tax Liabilities, Net, Current (Note 1)		0	151
Derivative liabilities		13	37
Total current liabilities		733	1,328
Deferred income taxes		465	621
Long-term Debt and Capital Lease Obligations	[1]	3,189	2,260
Derivative liabilities		2	5
Asset retirement obligations		99	75
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		133	151
Other noncurrent liabilities		$ 237	$ 28
Contingent liabilities and commitments (Note 10)
Stockholders’ equity:
Preferred stock (100 million shares authorized at $0.01 par value; 7 million shares issued at December 31, 2015)		$ 339	$ 0
Common stock (2 billion shares authorized at $0.01 par value; 275.4 million shares issued at December 31, 2015 and 203.7 million shares issued at December 31, 2014)		3	2
Additional paid-in-capital		6,164	5,562
Accumulated deficit		(2,971)	(1,244)
Accumulated other comprehensive income (loss)		0	(1)
Total stockholders’ equity		3,535	4,319
Noncontrolling interests in consolidated subsidiaries		0	109
Total equity		3,535	4,428
Total liabilities and equity		$ 8,393	$ 8,896

[1]	Debt issuance costs related to our Credit Facility are recorded in other noncurrent assets on the Consolidated Balance Sheets.